Cash and restricted cash consisted of the following: - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Cash	$ 8,440,573	$ 10,471,296
Restricted cash	3,650,000
Total cash and restricted cash	$ 12,090,573	$ 10,471,296	$ 13,610,138